Financial Debt (Tables)	12 Months Ended
Dec. 31, 2022
Financial Debt.
Schedule of financial debt consists of recoverable cash advances, and other loans

	As at December 31
(in EUR 000)	2022	2021
Recoverable cash advances - Non-current	8,126	7,656
Recoverable cash advances - Current	305	471
Total Recoverable cash advances	8,431	8,127
Other loan - Non-current	62	146
Other loan - Current	84	83
Total other loans	146	229
Non-current	8,189	7,802
Current	388	554
Total Financial Debt	8,577	8,356

Schedule of recoverable cash advances received

As at December 31, 2022, the details of recoverable cash advances received can be summarized as follows:

	Contractual	Advances	Amounts
(in EUR 000)	advances	received	reimbursed
Sleep apnea device (6472)	1,600	1,600	480
First articles (6839)	2,160	2,160	494
Clinical trial (6840)	2,400	2,400	210
Activation chip improvements (7388)	1,467	1,467	44
Total	7,627	7,627	1,228

Schedule of detailed information about undiscounted recoverable cash advances

	As at December 31
(in EUR 000)	2022	2021
Recoverable cash advances received	7,627	7,627
Amounts to be reimbursed	15,254	15,254
Amounts reimbursed at year-end (interests included)	(1,429)	(873)
Total Recoverable cash advances (undiscounted)	13,825	14,381

Schedule of fair value recoverable cash advances

	As at December 31
(in EUR 000)	2022	2021
Contract 6472	1,571	1,452
Contract 6839	2,214	2,333
Contract 6840	2,790	2,630
Contract 7388	1,856	1,712
Total recoverable cash advances	8,431	8,127
Non-current	8,126	7,656
Current	305	471
Total recoverable cash advances	8,431	8,127

Schedule of detailed information about changes in recoverable cash advances

(in EUR 000)	2022	2021
As at January 1	8,127	7,910
Advances received	—	—
Advances reimbursed (excluding interests)	(350)	(280)
Interests paid	(24)	—
Initial measurement and re-measurement	(247)	(385)
Discounting impact	925	882
As at December 31	8,431	8,127

Schedule of detailed information about sensitivity analysis fair value recoverable cash advances

Fair Value of Liabilities as of end of 2022 (in EUR 000)	Variation of revenue projections
Variation of discount rates *	(25)%	0%	25%
(25)%	9,318	9,459	9,728
0%	8,196	8,431	8,740
25%	7,253	7,554	7,889

* A change of -25% in the discount rates implies that the discount rate used for the fixed part of the recoverable cash advances is 3.8 % instead of 5.0 % while the one used for the variable part is 9.4 % instead of 12.5%.